Marketable Securities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Realized gains from disposal of marketable securities	$ 8,621,000	$ 1,739,000	$ 5,665,000
unrealized gain on marketable securities	101,000	4,700,000	(24,000,000)
Available for sale Securities Current
Schedule of Available-for-sale Securities [Line Items]
Unrealized gains for marketable securities	9,400,000	17,900,000
Realized gains from disposal of marketable securities	8,800,000	754,000	2,300,000
unrealized gain on marketable securities	$ 75,000